Average Annual Total Returns - Investor A, C and Institutional - BlackRock Floating Rate Income Portfolio	Dec. 29, 2020
Investor A Shares
Average Annual Return:
1 Year	5.83%
5 Years	3.31%
10 Years	4.19%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	3.84%
5 Years	1.53%
10 Years	2.45%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.42%
5 Years	1.72%
10 Years	2.48%
Investor C Shares
Average Annual Return:
1 Year	6.74%
5 Years	3.09%
10 Years	3.69%
Institutional Shares
Average Annual Return:
1 Year	8.84%
5 Years	4.15%
10 Years	4.74%